Gains (losses) from operating activities in the statement of income, included according to their nature (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense
Depreciation of Right-of-use Assets	$ 8,431	$ 7,951
Properties plant and equipment	(9,563)	(49)
Goodwill	(140)	(140)
Operation leases	1,133	1,535	$ 0
Expenses related to Variable Parts Leases (IFRS 16)	(1,133,000)	(1,096,000)
Other expenses by nature [Member]
Statement [Line Items]
Raw materials and consumables	(287,877)	(271,912)	(260,869)
Classes of Employee Benefit Expenses
Personnel expenses	(234,108)	(238,748)	(267,451)
Depreciation and amortization expense
Depreciation expense	(182,452)	(188,293)	(212,700)
Depreciation of Right-of-use Assets	(8,431)	(7,951)	0
Impairment of Value	(1,658)	(913)	(1,390)
Properties plant and equipment	(9,563)	(49)	(3,254)
Goodwill	(140)	(140)	0
Amortization expense	(13,029)	(5,107)	(8,127)
Operation leases	(60,572)	(51,361)	(41,801)
Legal expenses	(69,965)	(9,277)	(15,139)
Investment plan expenses	(15,150)	(20,060)	(19,415)
Exploration expenses	(5,262)	(5,537)	(5,864)
Provision for site closure	(911)	(911)	(2,045)
Provision for materials, spare parts and supplies	640	(7,500)	1,721
Contractors	(147,080)	(125,667)	(126,653)
Mining concessions	(6,645)	(7,856)	(8,168)
Operation transport	(68,730)	(56,376)	(64,352)
Freight and product transport costs	(52,156)	(46,264)	(51,387)
Purchase of products from third parties	(224,115)	(210,583)	(182,695)
CORFO rights	(74,418)	(143,861)	(182,954)
Export costs	(71,718)	(75,908)	(107,418)
Expenses related to Variable Parts Leases (IFRS 16)	(1,133)	(1,037)	0
Insurance	(21,135)	(19,521)	(13,681)
Restructuring of joint ventures			6,000
Consultant and advisor services	(13,880)	(13,862)	(12,848)
Variation in inventory	97,467	52,557	20,597
Variation in provision on product inventory	7,244	17,107	(8,997)
Other expenses, by nature	(76,173)	(87,748)	(71,774)
Total	$ (1,540,950)	$ (1,526,778)	$ (1,640,664)